Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Fund
March 31, 2022
SED-NPRT1-0522
1.924255.111
Nonconvertible Bonds - 37.8%
	Principal Amount (a)	Value ($)
Argentina - 0.8%
YPF SA:
8.5% 3/23/25 (b)	2,660,250	2,444,603
8.75% 4/4/24 (b)	8,268,000	7,853,567
TOTAL ARGENTINA		10,298,170
Azerbaijan - 1.1%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	8,201,000	8,944,421
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)	1,655,000	1,652,766
6.95% 3/18/30 (Reg. S)	3,015,000	3,340,620
TOTAL AZERBAIJAN		13,937,807
Bahrain - 1.0%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	5,624,000	5,933,320
7.625% 11/7/24 (b)	5,235,000	5,509,838
8.375% 11/7/28 (b)	1,065,000	1,161,383
TOTAL BAHRAIN		12,604,541
Bailiwick of Jersey - 0.3%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)	4,480,000	4,018,840
Bermuda - 1.0%
GeoPark Ltd.:
5.5% 1/17/27 (b)	1,975,000	1,871,066
6.5% 9/21/24 (b)	2,205,000	2,252,270
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	2,970,000	2,999,700
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	2,755,000	2,582,262
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	3,800,000	3,066,600
TOTAL BERMUDA		12,771,898
Brazil - 0.3%
Natura Cosmeticos SA 4.125% 5/3/28 (b)	4,090,000	3,916,993
British Virgin Islands - 1.8%
1MDB Global Investments Ltd. 4.4% 3/9/23	21,100,000	20,532,938
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	3,775,000	3,539,214
TOTAL BRITISH VIRGIN ISLANDS		24,072,152
Canada - 0.3%
Gcm Mining Corp. 6.875% 8/9/26 (b)	3,895,000	3,476,288
Cayman Islands - 2.7%
Baidu, Inc.:
1.72% 4/9/26	2,540,000	2,339,632
2.375% 10/9/30	1,395,000	1,233,529
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	1,075,000	1,072,313
3.875% 7/18/29 (Reg. S)	3,090,000	3,100,970
IHS Holding Ltd. 5.625% 11/29/26 (b)	3,475,000	3,275,188
Lamar Funding Ltd. 3.958% 5/7/25 (b)	1,015,000	993,939
Meituan:
2.125% 10/28/25 (b)	4,740,000	4,229,312
3.05% 10/28/30 (b)	1,995,000	1,602,983
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	4,420,000	3,670,810
QNB Finance Ltd. 2.625% 5/12/25 (Reg. S)	3,305,000	3,230,638
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	4,445,000	4,178,300
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,287,000	2,298,572
Sparc Em Spc 0% 12/5/22 (b)	57,671	56,528
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	3,336,250	3,346,259
TOTAL CAYMAN ISLANDS		34,628,973
Chile - 0.7%
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)	1,645,000	1,580,537
3.15% 1/15/51 (b)	1,140,000	923,400
3.7% 1/30/50 (b)	2,130,000	1,912,740
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	1,120,000	1,019,200
5.125% 1/15/28 (b)	3,534,000	3,349,128
TOTAL CHILE		8,785,005
Colombia - 0.2%
Oleoducto Central SA 4% 7/14/27 (b)	3,565,000	3,333,275
Georgia - 0.3%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)	4,515,000	4,492,425
Guatemala - 0.3%
CT Trust 5.125% 2/3/32 (b)	3,455,000	3,434,270
Hong Kong - 0.2%
Lenovo Group Ltd. 3.421% 11/2/30 (b)	3,615,000	3,315,181
India - 0.2%
JSW Steel Ltd. 3.95% 4/5/27 (b)	2,710,000	2,556,885
Indonesia - 0.5%
Indonesia Asahan Aluminium Tbk PT:
4.75% 5/15/25 (b)	670,000	684,311
5.45% 5/15/30 (b)	2,205,000	2,296,370
PT Adaro Indonesia 4.25% 10/31/24 (b)	3,515,000	3,466,229
TOTAL INDONESIA		6,446,910
Ireland - 0.5%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,060,000	2,044,550
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	3,810,000	3,637,388
SUEK Securities DAC 3.375% 9/15/26 (b)	5,220,000	783,000
TOTAL IRELAND		6,464,938
Israel - 0.7%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)	3,470,000	3,348,550
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)	2,220,000	2,243,994
6.125% 6/30/25 (Reg. S) (b)	3,000,000	3,044,094
TOTAL ISRAEL		8,636,638
Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	2,010,000	1,663,275
5.75% 4/19/47 (b)	1,010,000	894,986
TOTAL KAZAKHSTAN		2,558,261
Luxembourg - 1.9%
Adecoagro SA 6% 9/21/27 (b)	4,185,000	4,189,708
B2W Digital Lux SARL 4.375% 12/20/30 (b)	4,480,000	3,850,840
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	4,680,000	4,469,400
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	1,565,000	1,453,509
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	3,735,000	3,398,850
Millicom International Cellular SA 4.5% 4/27/31 (b)	2,770,000	2,573,690
Usiminas International SARL 5.875% 7/18/26 (b)	3,475,000	3,554,491
VM Holding SA 6.5% 1/18/28 (b)	1,580,000	1,678,750
TOTAL LUXEMBOURG		25,169,238
Malaysia - 0.7%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	3,610,000	3,122,199
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	945,000	944,745
3.75% 4/6/27 (b)	3,090,000	3,074,550
Petronas Capital Ltd. 3.5% 4/21/30 (b)	1,730,000	1,755,016
TOTAL MALAYSIA		8,896,510
Mauritius - 0.9%
AXIAN Telecom 7.375% 2/16/27 (b)	2,870,000	2,776,725
CA Magnum Holdings 5.375% (b)(c)	3,545,000	3,456,375
HTA Group Ltd. 7% 12/18/25 (b)	3,305,000	3,265,753
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (b)	1,860,000	1,864,999
TOTAL MAURITIUS		11,363,852
Mexico - 7.9%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)	130,000	132,706
CEMEX S.A.B. de CV 5.45% 11/19/29 (b)	1,420,000	1,443,075
Comision Federal de Electricid:
3.348% 2/9/31 (b)	735,000	644,411
4.688% 5/15/29 (b)	3,085,000	3,044,124
Petroleos Mexicanos:
3.5% 1/30/23	4,187,000	4,177,579
4.625% 9/21/23	800,000	807,000
4.875% 1/18/24	10,977,000	11,108,724
6.5% 3/13/27	1,725,000	1,745,269
6.5% 6/2/41	2,587,000	2,135,439
6.625% 6/15/35	18,441,000	16,541,577
6.7% 2/16/32	6,367,000	6,048,650
6.75% 9/21/47	10,407,000	8,356,301
6.875% 10/16/25	2,295,000	2,400,341
6.95% 1/28/60	9,575,000	7,754,793
7.69% 1/23/50	34,193,000	29,747,876
8.625% 12/1/23 (d)	320,000	335,900
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)	10,535,000	6,694,993
TOTAL MEXICO		103,118,758
Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)	720,000	726,660
Morocco - 0.3%
OCP SA:
3.75% 6/23/31 (b)	3,150,000	2,846,813
4.5% 10/22/25 (b)	1,360,000	1,364,930
TOTAL MOROCCO		4,211,743
Multi-National - 0.2%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	2,095,000	2,094,083
Netherlands - 1.6%
Embraer Netherlands Finance BV 5.05% 6/15/25	3,625,000	3,661,250
IHS Netherlands Holdco BV 8% 9/18/27 (b)	2,975,000	2,989,875
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)	710,000	721,094
Metinvest BV 7.75% 4/23/23 (b)	1,369,000	581,825
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	2,770,000	2,478,804
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(e)	15,783,000	4,300,868
Prosus NV:
3.061% 7/13/31 (b)	760,000	621,300
3.832% 2/8/51 (b)	1,590,000	1,151,756
4.027% 8/3/50 (b)	650,000	487,500
4.193% 1/19/32 (b)	3,505,000	3,066,875
VimpelCom Holdings BV 7.25% 4/26/23 (b)	1,375,000	886,875
TOTAL NETHERLANDS		20,948,022
Nigeria - 0.2%
Access Bank PLC 6.125% 9/21/26 (b)	3,475,000	3,231,750
Panama - 0.5%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	2,915,000	2,659,573
5.125% 8/11/61 (b)	1,230,000	1,121,453
Cable Onda SA 4.5% 1/30/30 (b)	3,385,000	3,272,449
TOTAL PANAMA		7,053,475
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	3,800,000	3,858,900
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)	855,000	802,524
Compania de Minas Buenaventura SA 5.5% 7/23/26 (b)	1,350,000	1,330,847
TOTAL PERU		2,133,371
Qatar - 1.4%
Qatar Petroleum:
1.375% 9/12/26 (b)	3,255,000	3,034,311
2.25% 7/12/31 (b)	6,745,000	6,222,263
3.3% 7/12/51 (b)	9,800,000	9,016,000
TOTAL QATAR		18,272,574
Saudi Arabia - 1.9%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)	3,815,000	3,619,481
3.5% 4/16/29 (b)	16,814,000	16,898,070
4.25% 4/16/39 (b)	2,385,000	2,438,663
4.375% 4/16/49 (b)	2,321,000	2,367,420
TOTAL SAUDI ARABIA		25,323,634
Singapore - 0.7%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)	1,545,000	1,523,563
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)	2,060,000	2,060,000
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	1,620,000	1,571,400
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (b)	3,730,000	3,627,425
TOTAL SINGAPORE		8,782,388
South Africa - 1.2%
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (b)	15,782,000	15,518,638
7.125% 2/11/25 (b)	565,000	544,943
TOTAL SOUTH AFRICA		16,063,581
Spain - 0.2%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	4,695,000	3,272,838
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)	670,000	690,016
United Kingdom - 1.6%
Antofagasta PLC 2.375% 10/14/30 (b)	3,865,000	3,406,756
Biz Finance PLC:
9.625% 4/27/22 (b)	781,417	201,840
9.75% 1/22/25 (b)	1,761,000	526,469
Endeavour Mining PLC 5% 10/14/26 (b)	2,015,000	1,841,584
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	3,665,000	3,472,588
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)	3,687,000	1,246,206
7.625% 11/8/26 (b)	1,235,000	370,500
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)	403,600	262,340
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	1,985,000	1,855,975
Tullow Oil PLC:
7% 3/1/25 (b)	1,060,000	879,800
10.25% 5/15/26 (b)	6,370,000	6,417,775
TOTAL UNITED KINGDOM		20,481,833
United States of America - 2.4%
Azul Investments LLP:
5.875% 10/26/24 (b)	4,565,000	3,998,084
7.25% 6/15/26 (b)	1,600,000	1,338,000
DAE Funding LLC 1.55% 8/1/24 (b)	3,570,000	3,360,263
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	9,060,000	8,877,668
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	4,355,000	4,567,306
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	3,760,000	3,609,600
5.875% 3/27/24	1,705,000	1,726,313
Stillwater Mining Co. 4% 11/16/26 (b)	4,430,000	4,263,875
TOTAL UNITED STATES OF AMERICA		31,741,109
Uzbekistan - 0.2%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)	1,725,000	1,476,277
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	1,145,000	944,625
TOTAL UZBEKISTAN		2,420,902
Venezuela - 0.3%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)	6,115,000	412,763
5.5% 4/12/37 (e)	3,475,000	234,563
6% 5/16/24 (b)(e)	8,980,000	606,150
6% 11/15/26 (b)(e)	15,840,000	1,069,200
9.75% 5/17/35 (b)(e)	12,585,000	849,488
12.75% 2/17/22 (b)(e)	3,065,000	206,888
TOTAL VENEZUELA		3,379,052
TOTAL NONCONVERTIBLE BONDS (Cost $559,311,609)		492,983,739

Government Obligations - 53.2%
		Principal Amount (a)	Value ($)
Angola - 1.2%
Angola Republic:
8.25% 5/9/28 (b)		4,415,000	4,492,263
9.375% 5/8/48 (b)		2,020,000	1,999,800
9.5% 11/12/25 (b)		8,285,000	9,072,075
TOTAL ANGOLA			15,564,138
Argentina - 3.0%
Argentine Republic:
0.5% 7/9/30 (f)		52,879,632	17,714,677
1% 7/9/29		5,953,783	2,033,217
1.125% 7/9/35 (f)		17,033,027	5,186,557
2% 1/9/38 (f)		10,211,997	3,855,029
Buenos Aires Province 3.9% 9/1/37 (b)(f)		3,235,000	1,381,547
Province of Santa Fe 7% 3/23/23 (b)		2,112,500	1,966,341
Provincia de Cordoba:
5% 12/10/25 (b)(f)		6,475,408	5,041,915
5% 6/1/27 (b)(f)		3,097,152	2,034,055
TOTAL ARGENTINA			39,213,338
Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		1,610,000	1,595,208
Bahrain - 0.1%
Bahrain Kingdom 5.625% 5/18/34 (b)		1,790,000	1,687,075
Barbados - 0.4%
Barbados Government 6.5% 10/1/29 (b)		5,915,000	5,681,358
Benin - 0.4%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	3,090,000	2,982,050
5.75% 3/26/26 (b)	EUR	1,530,000	1,742,070
TOTAL BENIN			4,724,120
Bermuda - 0.3%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	480,638
3.375% 8/20/50 (b)		965,000	851,492
3.717% 1/25/27 (b)		620,000	627,479
4.75% 2/15/29 (b)		2,270,000	2,442,094
TOTAL BERMUDA			4,401,703
Brazil - 2.1%
Brazilian Federative Republic:
2.875% 6/6/25		1,525,000	1,496,788
3.875% 6/12/30		9,550,000	8,802,713
5.625% 1/7/41		4,146,000	4,018,511
5.625% 2/21/47		2,183,000	2,059,933
7.125% 1/20/37		2,080,000	2,383,940
8.25% 1/20/34		6,754,000	8,321,350
TOTAL BRAZIL			27,083,235
Cameroon - 0.3%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	3,570,000	3,465,522
Chile - 1.0%
Chilean Republic:
2.45% 1/31/31		7,745,000	7,235,766
2.75% 1/31/27		1,710,000	1,672,380
3.5% 1/31/34		1,125,000	1,114,875
4% 1/31/52		985,000	970,718
4.34% 3/7/42		1,410,000	1,448,070
TOTAL CHILE			12,441,809
China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		2,535,000	2,269,408
Colombia - 1.6%
Colombian Republic:
3% 1/30/30		5,975,000	5,130,284
3.125% 4/15/31		4,300,000	3,638,338
3.25% 4/22/32		3,665,000	3,071,270
3.875% 2/15/61		1,490,000	1,064,233
4.125% 5/15/51		1,315,000	992,661
4.5% 3/15/29		2,065,000	1,987,304
5% 6/15/45		3,540,000	2,983,114
6.125% 1/18/41		1,475,000	1,431,027
7.375% 9/18/37		845,000	952,104
TOTAL COLOMBIA			21,250,335
Costa Rica - 0.3%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,995,000	1,737,894
6.125% 2/19/31 (b)		2,535,000	2,564,786
7% 4/4/44 (b)		305,000	298,957
TOTAL COSTA RICA			4,601,637
Dominican Republic - 2.7%
Dominican Republic:
4.875% 9/23/32 (b)		6,360,000	5,762,955
5.875% 1/30/60 (b)		3,525,000	2,996,911
5.95% 1/25/27 (b)		4,186,000	4,217,395
6% 7/19/28 (b)		2,999,000	3,048,296
6.4% 6/5/49 (b)		1,662,000	1,553,762
6.5% 2/15/48 (b)		395,000	375,941
6.5% 2/15/48 (Reg. S)		1,450,000	1,380,038
6.85% 1/27/45 (b)		4,046,000	4,010,092
6.875% 1/29/26 (b)		4,946,000	5,218,030
7.45% 4/30/44 (b)		6,031,000	6,335,566
TOTAL DOMINICAN REPUBLIC			34,898,986
Ecuador - 1.2%
Ecuador Republic:
1% 7/31/35 (b)(f)		8,980,000	5,838,684
5% 7/31/30 (b)(f)		11,260,000	9,383,099
TOTAL ECUADOR			15,221,783
Egypt - 3.4%
Arab Republic of Egypt:
5.8% 9/30/27 (b)		3,530,000	3,225,538
5.875% 2/16/31 (b)		2,625,000	2,198,438
7.0529% 1/15/32 (b)		830,000	728,325
7.5% 1/31/27 (b)		18,916,000	18,632,260
7.6003% 3/1/29 (b)		9,841,000	9,324,348
7.903% 2/21/48 (b)		2,940,000	2,381,400
8.5% 1/31/47 (b)		7,939,000	6,748,150
8.7002% 3/1/49 (b)		820,000	699,050
TOTAL EGYPT			43,937,509
El Salvador - 0.4%
El Salvador Republic:
6.375% 1/18/27 (b)		435,000	212,063
7.1246% 1/20/50 (b)		3,292,000	1,497,860
7.625% 2/1/41 (b)		1,035,000	470,925
7.65% 6/15/35 (b)		1,185,000	556,950
7.75% 1/24/23 (b)		3,280,000	2,673,200
TOTAL EL SALVADOR			5,410,998
Gabon - 0.2%
Gabonese Republic 7% 11/24/31 (b)		2,970,000	2,825,213
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		2,915,000	2,492,325
Ghana - 0.6%
Ghana Republic:
7.75% 4/7/29 (b)		3,695,000	2,678,875
8.125% 1/18/26 (b)		3,348,076	2,795,643
10.75% 10/14/30 (b)		2,125,000	2,225,938
TOTAL GHANA			7,700,456
Guatemala - 0.3%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	494,488
5.375% 4/24/32 (b)		2,015,000	2,107,312
6.125% 6/1/50 (b)		1,355,000	1,418,346
TOTAL GUATEMALA			4,020,146
Hungary - 0.1%
Hungarian Republic 2.125% 9/22/31 (b)		1,515,000	1,373,253
Indonesia - 4.1%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,788,794
4.1% 4/24/28		5,340,000	5,669,745
5.125% 1/15/45 (b)		3,353,000	3,709,625
5.25% 1/17/42 (b)		3,000,000	3,347,438
5.95% 1/8/46 (b)		2,100,000	2,570,269
6.625% 2/17/37 (b)		3,549,000	4,462,424
6.75% 1/15/44 (b)		5,105,000	6,764,687
7.75% 1/17/38 (b)		8,743,000	12,006,871
8.5% 10/12/35 (b)		8,199,000	11,697,923
TOTAL INDONESIA			53,017,776
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,042,250	1,993,491
Ivory Coast - 0.6%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	3,125,000	3,193,001
6.125% 6/15/33 (b)		2,050,000	1,974,791
6.375% 3/3/28 (b)		3,135,000	3,182,613
TOTAL IVORY COAST			8,350,405
Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		1,725,000	1,884,886
7.875% 7/28/45		1,685,000	2,167,121
TOTAL JAMAICA			4,052,007
Jordan - 0.5%
Jordanian Kingdom:
4.95% 7/7/25 (b)		4,170,000	4,149,150
5.85% 7/7/30 (b)		980,000	908,828
6.125% 1/29/26 (b)		985,000	990,725
TOTAL JORDAN			6,048,703
Kenya - 0.5%
Republic of Kenya:
6.875% 6/24/24 (b)		3,015,000	3,018,769
7% 5/22/27 (b)		3,875,000	3,729,688
TOTAL KENYA			6,748,457
Lebanon - 0.1%
Lebanese Republic:
5.8% 4/14/20 (e)		5,875,000	689,578
6% 1/27/23 (e)		1,587,000	185,282
6.1% 10/4/22 (e)		685,000	79,332
6.375% 3/9/20 (e)		7,072,000	827,866
TOTAL LEBANON			1,782,058
Mexico - 2.0%
United Mexican States:
3.25% 4/16/30		4,960,000	4,781,440
3.75% 1/11/28		3,415,000	3,478,178
4.5% 4/22/29		2,040,000	2,151,180
4.75% 4/27/32		970,000	1,028,200
5.75% 10/12/2110		3,295,000	3,352,663
6.05% 1/11/40		10,222,000	11,627,525
TOTAL MEXICO			26,419,186
Mongolia - 0.3%
Mongolia Government:
3.5% 7/7/27 (b)		1,055,000	960,050
5.125% 4/7/26 (b)		2,480,000	2,443,073
TOTAL MONGOLIA			3,403,123
Morocco - 0.4%
Moroccan Kingdom:
2.375% 12/15/27 (b)		3,675,000	3,344,250
4% 12/15/50 (b)		735,000	587,081
5.5% 12/11/42 (b)		920,000	900,910
TOTAL MOROCCO			4,832,241
Nigeria - 1.6%
Republic of Nigeria:
6.125% 9/28/28 (b)		3,195,000	2,926,021
6.5% 11/28/27 (b)		3,892,000	3,682,805
7.143% 2/23/30 (b)		1,955,000	1,827,925
7.625% 11/21/25 (b)		12,623,000	13,049,026
TOTAL NIGERIA			21,485,777
Oman - 2.4%
Sultanate of Oman:
4.75% 6/15/26 (b)		3,347,000	3,359,551
4.875% 2/1/25 (b)		1,460,000	1,489,200
5.375% 3/8/27 (b)		3,921,000	4,019,025
5.625% 1/17/28 (b)		6,505,000	6,700,150
6% 8/1/29 (b)		3,625,000	3,774,531
6.25% 1/25/31 (b)		1,610,000	1,698,550
6.5% 3/8/47 (b)		2,280,000	2,234,400
6.75% 10/28/27 (b)		1,585,000	1,717,744
6.75% 1/17/48 (b)		5,980,000	5,957,575
TOTAL OMAN			30,950,726
Pakistan - 0.7%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		6,130,000	4,782,074
6.875% 12/5/27 (b)		2,665,000	2,083,364
8.25% 4/15/24 (b)		1,180,000	1,025,715
The Third Pakistan International Sukuk Co. Ltd. 5.625% 12/5/22 (b)		675,000	648,759
TOTAL PAKISTAN			8,539,912
Panama - 1.3%
Panamanian Republic:
2.252% 9/29/32		5,065,000	4,480,309
3.16% 1/23/30		2,370,000	2,316,379
3.298% 1/19/33		4,320,000	4,142,880
3.87% 7/23/60		3,880,000	3,409,065
4.5% 5/15/47		2,005,000	1,997,231
4.5% 4/16/50		1,300,000	1,289,275
TOTAL PANAMA			17,635,139
Paraguay - 0.6%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	1,151,499
4.95% 4/28/31 (b)		3,865,000	4,046,897
5.4% 3/30/50 (b)		1,950,000	1,961,334
5.6% 3/13/48 (b)		445,000	456,487
TOTAL PARAGUAY			7,616,217
Peru - 1.7%
Peruvian Republic:
2.783% 1/23/31		11,820,000	11,149,954
3% 1/15/34		5,225,000	4,895,825
3.3% 3/11/41		7,295,000	6,638,450
TOTAL PERU			22,684,229
Philippines - 0.1%
Philippine Republic 3.556% 9/29/32		960,000	985,306
Qatar - 3.2%
State of Qatar:
3.75% 4/16/30 (b)		12,765,000	13,435,163
4% 3/14/29 (b)		5,455,000	5,823,213
4.4% 4/16/50 (b)		5,585,000	6,262,181
4.5% 4/23/28 (b)		2,565,000	2,792,644
4.817% 3/14/49 (b)		8,149,000	9,636,193
5.103% 4/23/48 (b)		2,960,000	3,618,600
TOTAL QATAR			41,567,994
Romania - 1.0%
Romanian Republic:
3% 2/27/27 (b)		2,618,000	2,539,460
3% 2/14/31 (b)		8,211,000	7,605,439
3.375% 1/28/50 (Reg. S)	EUR	1,255,000	1,110,675
3.625% 3/27/32 (b)		2,618,000	2,477,283
TOTAL ROMANIA			13,732,857
Russia - 0.1%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S)		2,800,000	448,000
5.1% 3/28/35(Reg. S)		3,400,000	544,000
TOTAL RUSSIA			992,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		3,410,000	3,108,002
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,697,525
3.625% 3/4/28 (b)		1,770,000	1,818,675
3.75% 1/21/55 (b)		3,755,000	3,604,800
4.5% 10/26/46 (b)		3,471,000	3,644,550
4.5% 4/22/60 (b)		2,055,000	2,219,400
4.625% 10/4/47 (b)		3,040,000	3,260,400
TOTAL SAUDI ARABIA			18,245,350
Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		3,235,000	2,693,138
South Africa - 0.2%
South African Republic 4.85% 9/30/29		2,130,000	2,077,149
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		2,045,000	966,487
7.55% 3/28/30 (b)		1,825,000	862,513
7.85% 3/14/29 (b)		4,493,000	2,123,437
TOTAL SRI LANKA			3,952,437
Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		260,000	174,200
Turkey - 4.2%
Turkish Republic:
4.25% 3/13/25		7,075,000	6,598,764
4.75% 1/26/26		4,660,000	4,287,200
4.875% 10/9/26		5,970,000	5,366,657
4.875% 4/16/43		4,735,000	3,353,860
5.125% 2/17/28		3,070,000	2,690,663
5.6% 11/14/24		3,295,000	3,197,798
5.75% 3/22/24		1,020,000	1,005,529
5.75% 5/11/47		4,880,000	3,630,415
5.95% 1/15/31		2,685,000	2,312,121
6% 1/14/41		4,622,000	3,604,582
6.125% 10/24/28		2,140,000	1,943,120
6.35% 8/10/24		5,170,000	5,127,348
6.375% 10/14/25		3,475,000	3,398,550
6.75% 5/30/40		3,112,000	2,627,306
7.25% 12/23/23		4,138,000	4,217,657
7.375% 2/5/25		841,000	849,305
TOTAL TURKEY			54,210,875
Ukraine - 1.5%
Ukraine Government:
1.258% 5/31/40 (b)(d)		2,230,000	680,150
6.876% 5/21/29 (b)		3,585,000	1,469,850
7.253% 3/15/33 (b)		3,445,000	1,421,063
7.375% 9/25/32 (b)		2,130,000	878,625
7.75% 9/1/22 (b)		9,099,000	5,413,905
7.75% 9/1/23 (b)		9,100,000	4,550,000
7.75% 9/1/24 (b)		5,364,000	2,293,110
7.75% 9/1/25 (b)		1,750,000	743,750
7.75% 9/1/26 (b)		1,895,000	795,900
7.75% 9/1/27 (b)		2,594,000	1,089,480
9.75% 11/1/28 (b)		425,000	178,500
TOTAL UKRAINE			19,514,333
United Arab Emirates - 1.5%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		3,465,000	3,157,481
3.125% 4/16/30 (b)		5,190,000	5,293,800
3.125% 9/30/49 (b)		8,072,000	7,385,880
3.875% 4/16/50 (b)		2,990,000	3,120,813
TOTAL UNITED ARAB EMIRATES			18,957,974
Uruguay - 0.4%
Uruguay Republic 5.1% 6/18/50		3,930,000	4,651,646
Uzbekistan - 0.4%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,419,550
3.9% 10/19/31 (b)		2,360,000	2,088,600
4.75% 2/20/24 (b)		1,110,000	1,115,550
TOTAL UZBEKISTAN			4,623,700
Venezuela - 0.3%
Venezuelan Republic:
9.25% 9/15/27 (e)		27,915,000	2,512,350
11.95% 8/5/31 (Reg. S) (e)		17,015,000	1,531,350
12.75% 8/23/22 (e)		3,625,000	326,250
TOTAL VENEZUELA			4,369,950
Vietnam - 0.8%
Vietnamese Socialist Republic 5.5% 3/12/28		10,912,833	10,853,495
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (b)		1,970,000	1,387,988
TOTAL GOVERNMENT OBLIGATIONS (Cost $807,751,035)			693,517,396

Preferred Securities - 1.9%
	Principal Amount (a)	Value ($)
Cayman Islands - 1.2%
Banco Mercantil del Norte SA:
6.75% (b)(c)(d)	2,130,000	2,075,153
6.875% (b)(c)(d)	2,145,000	2,131,165
7.625% (b)(c)(d)	1,285,000	1,268,375
Cosan Overseas Ltd. 8.25% (c)	3,085,000	3,086,543
DP World Salaam 6% (Reg. S) (c)(d)	3,215,000	3,326,520
Itau Unibanco Holding SA 6.125% (b)(c)(d)	3,575,000	3,552,656
TOTAL CAYMAN ISLANDS		15,440,412
Ireland - 0.0%
Tinkoff Credit Systems 6% (b)(c)(d)	1,625,000	162,500
Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(c)(d)	3,625,000	3,557,031
United Arab Emirates - 0.4%
Emirates NBD Bank PJSC 6.125% (Reg. S) (c)(d)	3,255,000	3,287,550
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(d)	1,890,000	1,845,774
TOTAL UNITED ARAB EMIRATES		5,133,324
TOTAL PREFERRED SECURITIES (Cost $26,295,180)		24,293,267

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (g) (Cost $82,083,401)	82,071,551	82,087,965

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,475,441,225)	1,292,882,367
NET OTHER ASSETS (LIABILITIES) - 0.8%	10,465,709
NET ASSETS - 100.0%	1,303,348,076

Currency Abbreviations
EUR	-	European Monetary Unit

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $798,549,830 or 61.3% of net assets.

(c)	Security is perpetual in nature with no stated maturity date.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	67,457,687	184,172,635	169,542,357	20,281	-	-	82,087,965	0.2%
Total	67,457,687	184,172,635	169,542,357	20,281	-	-	82,087,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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